Absolute Select Value ETF
Schedule of Investments
June 30, 2024 (Unaudited)
Common Stocks — 83.72% Shares Fair Value
Canada — 16.16%
Energy — 4.95%
Enbridge, Inc. 118,831 $ 4,229,195
Materials — 11.21%
Agnico Eagle Mines Ltd. 114,752 7,504,781
Franco-Nevada Corp. 17,440 2,066,989
9,571,770
Total Canada 13,800,965
Ireland — 4.36%
Health Care — 4.36%
Medtronic PLC 47,392 3,730,224
Total Ireland 3,730,224
United Kingdom — 6.45%
Consumer Staples — 6.45%
Unilever PLC - ADR 100,176 5,508,678
Total United Kingdom 5,508,678
United States — 56.75%
Communications — 7.40%
Comcast Corp., Class A 80,598 3,156,218
Verizon Communications, Inc. 76,863 3,169,830
6,326,048
Energy — 14.52%
Berkshire Hathaway, Inc., Class B
(a)
22,850 9,295,380
EOG Resources, Inc. 24,773 3,118,178
12,413,558
Financials — 10.00%
Loews Corp. 73,971 5,528,593
Travelers Companies, Inc. (The) 14,842 3,017,972
8,546,565
Health Care — 4.94%
Merck & Co., Inc. 34,100 4,221,580
Materials — 11.03%
Corteva, Inc. 46,243 2,494,347
DuPont de Nemours, Inc. 57,961 4,665,281
International Flavors & Fragrances, Inc. 23,770 2,263,142
9,422,770
Real Estate — 5.90%
Crown Castle International Corp. 20,760 2,028,252
Equity Commonwealth
(a)
155,307 3,012,956
5,041,208

Absolute Select Value ETF
Schedule of Investments (continued)
June 30, 2024 (Unaudited)
Common Stocks — 83.72% (continued) Shares Fair Value
United States — 56.75% (continued)
Technology — 2.96%
Cisco Systems, Inc. 53,295 $ 2,532,045
Total United States 48,503,774
Total  Common Stocks
  (Cost $65,252,735) 71,543,641
U.S. Government & Agencies — 14.35%
Principal
Amount
United States Treasury Bill 5.36%, 12/12/2024 $ 3,000,000 2,930,084
United States Treasury Bill 5.17%, 12/26/2024 2,000,000 1,949,468
United States Treasury Note 0.38%, 9/15/2024 2,000,000 1,979,630
United States Treasury Note 0.63%, 10/15/2024 2,500,000 2,465,855
United States Treasury Note 2.88%, 5/31/2025 3,000,000 2,938,490
TOTAL U.S. GOVERNMENT & AGENCIES
    (Cost $12,279,502) 12,263,527
Total Investments — 98.07%
    (Cost $77,532,237) 83,807,168
Other Assets in Excess of Liabilities  —  1.93% 1,650,862
Net Assets — 100.00% $ 85,458,030
(a) Non-income producing security.
ADR - American Depositary Receipt